Pension Benefit Plans (Weighted Average Assumptions Used To Determine Net Periodic Pension Cost) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Discount rate	4.40%	4.00%
Expected long-term return on plan assets	7.00%	7.50%	7.50%
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Discount rate	2.60%	2.30%
Expected long-term return on plan assets	4.10%	3.90%
Rate of compensation increase	2.90%	3.00%